Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital management
Equity attributable to owners of the Company	$ 169,249	$ 201,000
Loans payable	80,804	99,383
Capital including cash and cash equivalents	250,053	300,383
Less: Cash and cash equivalents	(34,929)	(71,473)	$ (42,980)
Capital	$ 215,124	$ 228,910